Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Features of Convertible Preferred Stock [Abstract]
Summary of convertible preferred stock nonredeemable or redeemable issuer
Convertible preferred stock consisted of the following (in thousands) except for share information:

	December 31,
	2023	2022
Convertible preferred stock, Series A, $0.0001 par value; 2,758,788 shares issued and outstanding at December 31, 2022, liquidation preference of $5,222 as of December 31, 2022	—	4,975
Convertible preferred stock, Series A-1, $0.0001 par value; 2,413,906 shares issued and outstanding at December 31, 2022, liquidation preference of $5,198 as of December 31, 2022	—	5,162
Convertible preferred stock, Series B, $0.0001 par value; 20,649,758 shares issued and outstanding at December 31, 2022, liquidation preference of $57,061 as of December 31, 2022	—	54,252
Convertible preferred stock, Series C, $0.0001 par value; 51,141,064 authorized; 47,243,806 shares issued and outstanding at December 31, 2023; liquidation preference of $195,823 as of December 31, 2023.	129,825	—

Summary of convertible preferred stock

Prior Preferred stock:
Series A Preferred Stock	2,758,788
Series A-1 Preferred Stock	2,413,906
Series B Preferred Stock	20,649,758

Total Prior Preferred stock	25,822,452

Shares issued for Prior Preferred:
Series C Preferred Stock	27,780,350
Class A Common Stock	5,402,428

Total shares issued in exchange for Prior Preferred	33,182,778